Equity - Distribution of Profit - Proposed Distribution of Profit (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity
Voluntary reserve	€ (140,728)	€ 62,134
Dividends		2,614
Profit of the Parent	€ (140,728)	€ 64,748